SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Total		$ 17,486
Shaozhang Lin [Member]
Related Party Transaction [Line Items]
Total	[1]	17,486
Total	[1]		43,890
Jinhou Sun [Member]
Related Party Transaction [Line Items]
Total	[2]		164,586
Baiyan Investment Partnership [Member]
Related Party Transaction [Line Items]
Total	[3]		793,706
Shengkai Investment Partnership [Member]
Related Party Transaction [Line Items]
Total	[4]		64,937
Related Party [Member]
Related Party Transaction [Line Items]
Total			$ 1,067,119

[1]	Shaozhang Lin is the legal representative of the Company.
[2]	Jinhou Sun is one of the founders and major shareholder of the Company.
[3]	Baiyan (Guangzhou) Investment Partnership (Limited partnership) (“Baiyan”) is the indirect shareholder of the Company from April 21, 2023.
[4]	Shengkai (Guangzhou) Investment Partnership (Limited Partnership) (“Shengkai”) is the indirect shareholder of the Company from April 21, 2023.